Provisions for liabilities and charges	12 Months Ended
Dec. 31, 2018
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Provisions for liabilities and charges

20. Provisions for liabilities and charges

The movements in 2018 and 2017 were as follows:

	Property £m	Other £m	Total £m
1 January 2017	58.5	169.4	227.9
Charged to the income statement	4.1	16.9	21.0
Acquisitions[1]	4.0	22.8	26.8
Utilised	(6.0)	(21.4)	(27.4)
Released to the income statement	(5.5)	(5.9)	(11.4)
Transfers	0.1	7.1	7.2
Exchange adjustments	(2.6)	(12.5)	(15.1)
31 December 2017	52.6	176.4	229.0
Charged to the income statement[2]	72.1	13.9	86.0
Acquisitions[1]	0.5	8.3	8.8
Utilised	(5.7)	(20.1)	(25.8)
Released to the income statement	(5.7)	(4.6)	(10.3)
Transfers	2.0	10.9	12.9
Exchange adjustments	2.9	8.2	11.1
31 December 2018	118.7	193.0	311.7

Notes
[1]

Acquisitions include £8.4 million (2017: £21.9 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

[2]	Amounts charged to the income statement in 2018 include £50.6 million in regard to transformation costs with respect to the strategic initiative of co-locations in major cities.

The Company and various of its subsidiaries are, from time to time, parties to legal proceedings and claims which arise in the ordinary course of business. The Directors do not anticipate that the outcome of these proceedings and claims will have a material adverse effect on the Group’s financial position or on the results of its operations.